Recapitalization Costs	6 Months Ended
Jun. 30, 2022
Recapitalization Costs [Abstract]
Recapitalization Costs
20	Recapitalization costs
The difference in the fair value of the shares issued by the Company, the accounting acquirer, and the fair value of the SPAC’s, accounting acquiree’s, identifiable net assets represents a service received by the accounting acquirer. This difference is considered as cost of listing (recapitalization), and recorded in the condensed interim consolidated statement of profit or loss.

During the period, the Group incurred certain expenses as a result of the SPAC transaction. The following table displays the calculation of the listing costs recognized during the period:

	Number of shares/ warrants	At Closing Date
	USD	USD
Net deficit from SPAC transferred to the Group		18,532,095
SPAC ordinary shares outstanding	34,500,000	—
SPAC ordinary shares redeemed	(29,175,999)	—

Remaining Class A Ordinary Shares	5,324,001	—
SPAC Class B Sponsor Shares	8,625,000	—

Total shares issued to SPAC	13,949,001	—

Diluted share price at Closing Date	8.68	—
Total value transferred to the SPAC		121,077,329

Recapitalization costs		139,609,424